Interim condensed consolidated statement of cash flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating activities
Net loss	$ (68,477)	$ (76,285)
Adjustments to reconcile net loss to net cash flows
Depreciation of property, plant and equipment and right-of-use assets and amortization of intangible assets	23,475	25,321
Write-down of inventories	4,360	517
Impairment (gain)/loss on trade receivables	(16)	176
Share-based compensation	7,045	6,794
Movements in provisions	(7,670)	(35,507)
Finance (income) and expenses, net	22,505	6,988
Income tax expense	5,265	1,805
Impairment reversal related to discontinued construction of production facilities		1,747
Other	(86)	1,317
Interest received	1,035	5,897
Interest paid	(11,829)	(13,002)
Income tax paid	(1,674)	(3,767)
Changes in working capital:
Increase in inventories	(959)	(14,151)
Decrease in trade receivables, other current receivables, prepaid expenses	6,382	15,923
Increase/(Decrease) in trade payables, other current liabilities, accrued expenses	5,639	(9,786)
Net cash flows used in operating activities	(15,005)	(86,013)
Investing activities
Purchase of intangible assets	(921)	(773)
Purchase of property, plant and equipment	(9,778)	(19,647)
Proceeds from sales of property, plant and equipment	70	20,392
Other	409	886
Net cash flows (used in)/from investing activities	(10,220)	858
Financing activities
Repayment of liabilities to credit institutions	(1,320)	(1,360)
Payment of loan transaction costs	(1,020)	(4,965)
Repayment of lease liabilities	(5,811)	(13,888)
Cash flows used in financing activities	(8,151)	(20,213)
Net decrease in cash and cash equivalents	(33,376)	(105,368)
Cash and cash equivalents at the beginning of the period	98,923	249,299
Exchange rate differences in cash and cash equivalents	2,384	(1,203)
Cash and cash equivalents at the end of the period	$ 67,931	$ 142,728